INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, gross carrying amount (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Balance at beginning of the period	$ 35,333,464
Balance at end of the period	57,781,483
Gross carrying amount
Intangible assets
Balance at beginning of the period	42,832,837	$ 45,848,737
Additions		602,430
Additions	23,420,130
Foreign currency translation	123,972	(4,477,560)
Balance at end of the period	66,376,939	41,973,607
Soybean HB4 and breeding program
Intangible assets
Balance at beginning of the period	7,345,923
Balance at end of the period	26,223,085
Soybean HB4 and breeding program | Gross carrying amount
Intangible assets
Balance at beginning of the period	7,345,923	6,120,336
Additions		464,608
Additions	19,063,357
Transfers	(186,804)
Foreign currency translation	609
Balance at end of the period	26,223,085	6,584,944
Soybean HB4 and breeding program | Verdeca LLC
Intangible assets
Additions	184,000,000
Ecoseed integrated products
Intangible assets
Balance at beginning of the period	2,296,955
Balance at end of the period	2,304,492
Ecoseed integrated products | Gross carrying amount
Intangible assets
Balance at beginning of the period	2,296,955	2,627,946
Additions		39,514
Foreign currency translation	7,537	(287,901)
Balance at end of the period	2,304,492	2,379,559
Microbiology product
Intangible assets
Balance at beginning of the period	2,503,631
Balance at end of the period	3,213,113
Microbiology product | Gross carrying amount
Intangible assets
Balance at beginning of the period	3,867,593	3,267,200
Additions	922,937
Foreign currency translation	21,369	(498,873)
Balance at end of the period	4,811,899	2,768,327
Trademarks and patents
Intangible assets
Balance at beginning of the period	6,374,782
Balance at end of the period	6,116,684
Trademarks and patents | Gross carrying amount
Intangible assets
Balance at beginning of the period	8,432,746	9,810,822
Foreign currency translation	27,672	(1,074,808)
Balance at end of the period	8,460,418	8,736,014
Software
Intangible assets
Balance at beginning of the period	686,965
Balance at end of the period	1,177,026
Software | Gross carrying amount
Intangible assets
Balance at beginning of the period	2,088,929	2,149,340
Additions		98,308
Additions	502,137
Transfers	186,804
Foreign currency translation	5,092	(219,709)
Balance at end of the period	2,782,962	2,027,939
Customer loyalty
Intangible assets
Balance at beginning of the period	16,125,208
Balance at end of the period	15,815,384
Customer loyalty | Gross carrying amount
Intangible assets
Balance at beginning of the period	18,800,691	21,873,093
Foreign currency translation	61,693	(2,396,269)
Balance at end of the period	18,862,384	$ 19,476,824
GLA/ARA safflower
Intangible assets
Balance at end of the period	2,931,699
GLA/ARA safflower | Gross carrying amount
Intangible assets
Additions	2,931,699
Balance at end of the period	$ 2,931,699